Acquisitions and Related Transactions Acquisitions (Discontinued Operations Table) (Details) - Distribution Operations [Member] $ in Millions	12 Months Ended
Dec. 31, 2013 USD ($)
Revenue from discontinued operations	$ 415
Net income of discontinued operations, excluding effect of taxes and overhead allocations	$ 65